UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:         |X|; Amendment Number: 1

This Amendment (Check only one): |X| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Redwood Capital Management, LLC

Address:    910 Sylvan Avenue
            Englewood Cliffs, NJ 07632

13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jonathan Kolatch
Title:      Managing Member
Phone:      (201) 227-5040

Signature, Place and Date of Signing:


/s/ Jonathan Kolatch              Englewood Cliffs, NJ       February 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: $312,656
                                      (thousands)

List of Other Included Managers:

Provide a numbered list of all the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                            FORM 13F INFORMATION TABLE
                                         Redwood Capital Management, LLC
                                                December 31, 2010
COLUMN 1                         COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP       (x1000)  PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHARED NONE
--------------                --------------     -----       -------  -------   --- ----   ----------   -----  ----      ------ ----
AETNA INC NEW                 COM               00817Y108      915       30,000  SH        SOLE         NONE      30,000
BAXTER INTL INC               COM               071813109   15,186      300,000  SH        SOLE         NONE     300,000
BLOCK H & R INC               COM               093671105    8,337      700,000  SH        SOLE         NONE     700,000
CHEMTURA CORP                 COM NEW           163893209   25,568    1,600,000  SH        SOLE         NONE   1,600,000
CHILDRENS PL RETAIL STORES I  COM               168905107    5,123      103,200  SH        SOLE         NONE     103,200
CIGNA CORP                    COM               125509109   21,996      600,000  SH        SOLE         NONE     600,000
CISCO SYS INC                 COM               17275R102    4,046      200,000  SH        SOLE         NONE     200,000
CITIGROUP INC                 COM               172967101   14,190    3,000,000  SH        SOLE         NONE   3,000,000
CVS CAREMARK CORPORATION      COM               126650100   15,647      450,000  SH        SOLE         NONE     450,000
GAMESTOP CORP NEW             CL A              36467W109   22,880    1,000,000  SH        SOLE         NONE   1,000,000
HEWLETT PACKARD CO            COM               428236103    6,315      150,000  SH        SOLE         NONE     150,000
INTL PAPER CO                 COM               460146103    4,086      150,000  SH        SOLE         NONE     150,000
JPMORGAN CHASE & CO           COM               46625H100   16,968      400,000  SH        SOLE         NONE     400,000
LEAR CORP                     COM NEW           521865204   24,678      250,000  SH        SOLE         NONE     250,000
MERCER INTL INC               COM               588056101    7,750    1,000,000  SH        SOLE         NONE   1,000,000
NAVISTAR INTL CORP NEW        COM               63934E108   29,650      512,000  SH        SOLE         NONE     512,000
NORDION INC                   COM               65563C105   15,359    1,348,500  SH        SOLE         NONE   1,348,500
NORTEL INVERSORA S A          SPON ADR PFD B    656567401   13,235      442,435  SH        SOLE         NONE     442,435
PACKAGING CORP AMER           COM               695156109    3,876      150,000  SH        SOLE         NONE     150,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S     780097739    9,670      651,600  SH        SOLE         NONE     651,600
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS Q    780097754    5,859      389,800  SH        SOLE         NONE     389,800
SMURFIT-STONE CONTAINER CORP  COM               83272A104    3,016      117,800  SH        SOLE         NONE     117,800
TEMPLE INLAND INC             COM               879868107   11,720      551,800  SH        SOLE         NONE     551,800
UNITED CONTL HLDGS INC        COM               910047109    9,528      400,000  SH        SOLE         NONE     400,000
WELLPOINT INC                 COM               94973V107   17,058      300,000  SH        SOLE         NONE     300,000




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